Deferred income (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of deferred income

Year ended December 31, 2022

Contracts with customers
£
At January 1, 2022	3,844,533
Released to the statement of profit or loss	(3,844,533)
At December 31, 2022	-

Year ended December 31, 2021

Contracts with customers
£
At January 1, 2021	5,823,192
Released to the statement of profit or loss	1,978,659
At December 31, 2021	3,844,533

Current	1,978,660
Non-current	1,865,873